TAXATION - Schedule of unrecognized tax benefits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
TAXATION
Beginning balance	¥ 94,572	$ 13,320	¥ 78,800
Additions	6,184	870	15,772
Decreases	(12,226)	(1,722)
Ending balance	¥ 88,530	$ 12,468	¥ 94,572